Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Defined benefit pension plans and other	$ 216	$ 203
Termination and long-term service arrangements	468	437
Retirement medical benefits plans	29	27
Other long-term employee benefits	16	10
Long-term employee benefit obligations	$ 729	$ 677